BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Disclosure of detailed information about borrowings

	As of December 31,
	2020	2019

(i) Non-current
Bank borrowings	1,334,369	1,639,604
Less: debt issue costs	(7,080)	(10,712)

	1,327,289	1,628,892

(ii) Current
Bank borrowings	399,249	564,497
Less: debt issue costs	(3,645)	(4,715)

	395,604	559,782

Total Borrowings	1,722,893	2,188,674
The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2020	2019

Bank borrowings	1.43%	2.94%
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2020	2019

$	Floating	1,557,483	1,977,617
$	Fixed	113,268	148,712
ARS	Floating	8	10
MXN	Floating	6,256	14,789
COP	Floating	29,197	30,634
COP	Fixed	16,681	16,912

		1,722,893	2,188,674
$: U.S. dollars; ARS: Argentine pesos; COP: Colombian pesos; MXN: Mexican pesos.
Ternium’s most significant borrowings as of December 31, 2020, were those incurred under Ternium México’s syndicated loan facilities, in order to finance the construction of its hot rolling mill, hot-dip galvanizing and painting lines in Pesqueria, under Tenigal’s syndicated loan facility, in order to finance the construction of its hot-dipped galvanizing mill in Pesquería, Mexico, under Ternium Investments S.à r.l., in order to finance the acquisition of Ternium Brasil, and under Ternium Brasil's syndicated loan facility, in order to finance solely activities related to its exports of goods:

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2020	Maturity

Years 2012 and 2013	Tenigal	Syndicated loan	200	50	July 2022
September 2017	Ternium Investments S.à r.l.	Syndicated loan	1,500	400	September 2022
June 2018	Ternium Mexico	Syndicated loan	1,000	500	June 2023
August 2019	Ternium Brasil	Syndicated loan	500	500	August 2024

Disclosure of maturities of borrowings
The maturity of borrowings is as follows:

	Expected Maturity Date
	2021	2022	2023 and thereafter	At December 31, (1)
				2020	2019

Fixed Rate	129,949	—	—	129,949	165,623
Floating Rate	265,655	659,942	667,347	1,592,944	2,023,051

Total	395,604	659,942	667,347	1,722,893	2,188,674
(1) As most borrowings incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings approximates their carrying amount and it is not disclosed separately. Fixed rate borrowings are uncommitted short-term revolving loans and their fair value approximates to their carrying amount.